Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 05, 2024
Entity Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 05, 2024
Document Effective Date	Apr. 05, 2024
Prospectus Date	Dec. 20, 2023
Invesco Floating Rate Municipal Income ETF | Invesco Floating Rate Municipal Income ETF
Prospectus:
Trading Symbol	PVI
Invesco California AMT-Free Municipal Bond ETF | Invesco California AMT-Free Municipal Bond ETF
Prospectus:
Trading Symbol	PWZ
Invesco National AMT-Free Municipal Bond ETF | Invesco National AMT-Free Municipal Bond ETF
Prospectus:
Trading Symbol	PZA
Invesco New York AMT-Free Municipal Bond ETF | Invesco New York AMT-Free Municipal Bond ETF
Prospectus:
Trading Symbol	PZT